Earnings/ (Loss) per Unit (Tables)	6 Months Ended
Jun. 30, 2020
Earnings/ (Loss) per Unit
Basic and Diluted Earnings/ (Loss) per Unit
	Six months ended June 30,
	2020	2019
Partnership’s Net income	$13,394	$2,824
Less:
Net Income attributable to Series A preferred unitholders	3,375	3,375
Net Income attributable to Series B preferred unitholders	2,406	2,406
General Partner’s interest in Net Income	8	(3)
Net income/(loss) attributable to common unitholders	$7,605	$(2,954)
Weighted average number of common units outstanding, basic and diluted	35,490,000	35,490,000
Earnings /(Loss) per common unit, basic and diluted	$0.21	$(0.08)